SIGNIFICANT CUSTOMER	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
SIGNIFICANT CUSTOMER
16. SIGNIFICANT CUSTOMERS

The Company had significant customers in each of the quarters presented. A significant customer is defined as one that makes up ten percent or more of total revenues in a particular quarter or ten percent of outstanding accounts receivable balance as of end of the period.

Net revenues for the three and nine months ended September 30, 2020 and 2019 include revenues from significant customers as follows:

	Three Month Ended September 30,		Nine Months Ended September 30,
	2020	2019	2020	2019
Customer A	44%	45%	41%	48%
Customer C	27%	7%	31%	9%

Accounts receivable balances as of September 30, 2020 and December 31, 2019 from significant customers are as follows:

	September 30,	December 31,
	2020	2019
Customer A	83%	75%
Customer D	0%	17%
Customer E	15%	0%

The Company had significant customers in each of the years presented. A significant customer is defined as one that makes up ten percent or more of total revenues in a particular quarter or ten-percent of outstanding accounts receivable balance as of the year end.

Net revenues for the years ended December 31, 2019 and 2018 include revenues from significant customers as follows:

	Year Ended December 31,
	2019	2018
Customer A	44%	42%
Customer B	2%	10%
Customer C	6%	0%

Accounts receivable balances as of December 31, 2019 and 2018 from significant customers are as follows:

	December 31,	December 31,
	2019	2018
Customer A	75%	74%
Customer B	0%	8%
Customer D	17%	0%